CONTROLLING INTEREST EQUITY (Details 2) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2017	Mar. 31, 2018
Disclosure of controlling interest equity [Line Items]
Net income for the periods ended in	$ 1,258,835	$ 1,086,061	$ 1,053,594
Cash dividends declared	29.40 per share payable in six (6) installments of P.s. 4.90 per share between October 2016 and March 2017 (based on profits from the first half of 2016)	29.40 per share payable in six (6) installments of P.s. 4.90 per share between April 2016 and September 2016 (based on profits from the second half of 2015)	In the general assembly held in March 2017, 58.80 pesos per share payable in twelve installments of 4.90 pesos per share, from April 2017 to March 2018.
Number of shares outstanding	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Total dividends declared	$ 655,062	$ 655,062	$ 1,310,124
Ordinary shares [member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding	15,258,916,143	15,265,983,336	15,240,124,702	15,170,666,914
Preference shares [member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding	7,022,101,016	7,015,033,823	7,040,892,457	7,110,350,245